Quarterly Results of Operations (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Results of Operations
Net sales	$ 2,083	$ 2,200	$ 2,267	$ 1,991	$ 2,081	$ 2,239	$ 2,245	$ 1,986	$ 8,541	$ 8,551	$ 8,419
Gross Profit	972	1,075	1,074	956	935	1,068	1,075	929
Net income	$ 304	$ 394	$ 327	$ 381	$ 262	$ 400	$ 359	$ 100	$ 1,406	$ 1,121	$ 955
Basic:
Income from continuing operations					$ 0.45	$ 0.69	$ 0.62	$ 0.54	$ 2.41	$ 2.29	$ 1.64
Loss from discontinued operations, net of tax								$ (0.37)		$ (0.37)
Net income	$ 0.52	$ 0.68	$ 0.56	$ 0.65	$ 0.45	$ 0.69	$ 0.62	$ 0.17	$ 2.41	$ 1.92	$ 1.64
Diluted:
Income from continuing operations					$ 0.45	$ 0.68	$ 0.61	$ 0.54	$ 2.40	$ 2.29	$ 1.64
Loss from discontinued operations, net of tax								$ (0.37)		$ (0.37)
Net income	$ 0.52	$ 0.67	$ 0.56	$ 0.65	$ 0.45	$ 0.68	$ 0.61	$ 0.17	$ 2.40	$ 1.92	$ 1.64